Fair Value Considerations (Details 3) - Fair Value, Inputs, Level 3 [Member] - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance as of June 30, 2016	$ 276,000	$ 0
Warrant issuances	0	400,000
Reclassification of warrant liability to equity upon note conversion		(137,000)
Change in fair value included in earnings	(196,000)	13,000
Balance as of December 31, 2016	$ 80,000	$ 276,000